ACCRUED EXPENSES - Components (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued compensation
Bonus		$ 832,918	$ 831,601
Wages		218,974	140,962
Vacation		959,004	569,777
Earned discounts		554,642	499,219
Commissions settlement			274,323
Warranty	$ 324,191	269,496	217,244
Other		360,716	264,533
Professional fees	231,553	129,169	72,611
Interest	487,596	110,239	28,750
401k matching contributions		93,112	100,134
Travel		60,400
Credit card fees	45,000	60,424	34,424
Marketing expenses		57,000	45,000
Accrued expenses	$ 4,906,746	$ 3,706,094	$ 3,078,578